Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Loss allowance on trade receivables		$ 2,000
Fair values of collateral	$ 1,200	1,181
Impairment loss	$ 52	$ 0